Debt Obligations, net	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Debt Obligations, net
Debt Obligations, net

The Company's debt obligations consist of the following ($ in thousands):

	As of		Stated Interest Rate	Scheduled Maturity Date(2)
	December 31, 2017	December 31, 2016
Secured credit financing:
2017 Secured Financing(1)	$227,000	$—	3.795%	April 2027
2017 Hollywood Mortgage(3)	71,000	—	LIBOR plus 1.33%	January 2023
2017 Revolver(3)	10,000	—	LIBOR plus 1.35%	June 2022
Total secured credit financing	308,000	—
Total debt obligations	308,000	—
Debt premium and deferred financing costs, net(1)	(926)	—
Total debt obligations, net	$307,074	$—
_______________________________________________________________________________

(1)
On April 14, 2017, the Company, through a merger and other formation transactions, acquired the Initial Portfolio from iStar and accounted for the acquisition as a business combination pursuant to ASC 805. As a result, the Company recorded the assets acquired and liabilities assumed, including the 2017 Secured Financing, at their acquisition date fair values. As a result, the Company recorded a $0.4 million premium on the 2017 Secured Financing.

(2)	Represents the extended maturity date.

(3)	LIBOR in effect as of December 31, 2017 is one-month LIBOR.

2017 Secured Financing—In March 2017, the Company entered into a $227.0 million non-recourse secured financing transaction (the "2017 Secured Financing") that bears interest at a fixed rate of 3.795% and matures in April 2027. The 2017 Secured Financing was collateralized by the Initial Portfolio including seven Ground Leases and one master lease (covering the accounts of five properties). In connection with and prior to the closing of the 2017 Secured Financing, the Company entered into a $200 million notional rate lock swap, reducing the effective rate of the 2017 Secured Financing from 3.795% to 3.773% (refer to Note 3).
2017 Revolver—In June 2017, the Company entered into a recourse senior secured revolving credit facility with a group of lenders in the maximum aggregate initial original principal amount of up to $300.0 million (the "2017 Revolver"). The 2017 Revolver has a term of three years with two 12-month extension options exercisable by the Company, subject to certain conditions, and bears interest at an annual rate of applicable LIBOR plus 1.35%. An undrawn credit facility commitment fee ranges from 0.15% to 0.25%, based on utilization each quarter. This fee was waived for the first six months after the closing date of June 27, 2017. The 2017 Revolver will allow the Company to leverage Ground Leases up to 67%. The 2017 Revolver provides an accordion feature to increase, subject to certain conditions, the maximum availability up to $500.0 million. The Company incurred $3.0 million of lender and third-party fees, all of which were capitalized in "Deferred expenses and other assets, net" on the Company's consolidated balance sheet.
2017 Hollywood Mortgage—In December 2017, the Company entered into a $71.0 million mortgage on 6200 Hollywood Boulevard and 6201 Hollywood Boulevard (the "2017 Hollywood Mortgage"). The 2017 Hollywood Mortgage bears interest at a rate of one-month LIBOR plus 1.33%, matures in January 2023 and is callable without pre-payment penalty beginning in January 2021. The Company incurred $1.3 million of lender and third-party fees, all of which were capitalized in "Debt obligations, net" on the Company's consolidated balance sheet.
Debt Covenants—The Company is subject to financial covenants under the 2017 Revolver, including maintaining: a limitation on total consolidated leverage of not more than 70%, or 75% for no more than 180 days, of the Company's total consolidated assets; a consolidated fixed charge coverage ratio of at least 1.45x; a consolidated tangible net worth of at least 75% of the Company's tangible net worth at the date of the 2017 Revolver plus 75% of future issuances of net equity; a consolidated secured leverage ratio of not more than 70%, or 75% for no more than 180 days, of the Company's total consolidated assets; and a secured recourse debt ratio of not more than 5.0% of the Company's total consolidated assets. Additionally, the 2017 Revolver restricts the Company's ability to pay distributions to its stockholders. In 2017, the Company was permitted to make distributions based on an annualized distribution rate of 3.0% of the initial public offering price per share of its common stock. Beginning in 2018, the Company will be permitted to make annual distributions up to an amount equal to 110% of the Company's adjusted funds from operations, as calculated in accordance with the 2017 Revolver. In addition, the Company may make distributions to the extent necessary to maintain the Company's qualification as a REIT. As of December 31, 2017, the Company was in compliance with all of its financial covenants.
Future Scheduled Maturities—As of December 31, 2017, future scheduled maturities of outstanding debt obligations, assuming all extension options are exercised, are as follows ($ in thousands):

	2017 Secured Financing	2017 Hollywood Mortgage	2017 Revolver	Total
2018	$—	$—	$—	$—
2019	—	—	—	—
2020	—	—	—	—
2021	—	—	—	—
2022	—	—	10,000	10,000
Thereafter	227,000	71,000	—	298,000
Total principal maturities	227,000	71,000	10,000	308,000
Debt premium and deferred financing costs, net				(926)
Total debt obligations, net				$307,074